EMPLOYEE BENEFIT PLANS - Accumulated and Projected Benefit Obligation in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 481	$ 378
Accumulated benefit obligation	456	362
Fair value of plan assets	288	239
Defined Benefit Plan, Pension Plan with Project Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	481	378
Accumulated benefit obligation	456	362
Fair value of plan assets	$ 288	$ 239